PENN SERIES FUNDS, INC.

Supplement dated December 1, 2025

to the Prospectus dated May 1, 2025, as supplemented

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

Mid Cap Growth Fund and Large Core Growth Fund

Macquarie Management Holdings, Inc. (“MMHI”) and its subsidiaries have been acquired by Nomura Holding America Inc. (“Nomura”) (the “Acquisition”). As a result, Delaware Investments Fund Advisers (“DIFA”), a direct wholly-owned subsidiary of MMHI and the investment sub-adviser to the Mid Cap Growth Fund and Large Core Growth Fund (each a “Fund”, and together, the “Funds”), became a direct, wholly-owned subsidiary of Nomura. In addition, DIFA has been renamed Nomura Investments Fund Advisers (“NIFA”).

Pursuant to the Investment Company Act of 1940, the Investment Sub-Advisory Agreement between Penn Mutual Asset Management, LLC (“PMAM”) and DIFA, with respect to the Funds, automatically terminated upon the closing of the Acquisition. In anticipation of the Acquisition, each Fund’s Board of Directors approved a new Investment Sub-Advisory Agreement between PMAM and NIFA at a meeting held on September 17, 2025, to become effective upon the closing date of the Acquisition. The terms of the new Investment Sub-Advisory Agreement are substantially the same as the existing Investment Sub-Advisory Agreement with DIFA, including the same sub-advisory fee rate payable by PMAM to NIFA, provided that changes were made to reflect the new effective date of the Agreement and the new term. Effective upon the closing of the Acquisition, NIFA serves as the investment sub-adviser to the Funds pursuant to the new Investment Sub-Advisory Agreement between PMAM and NIFA. No material changes are anticipated with respect to the delivery of sub-advisory services, and the portfolio management team has not changed as a result of the closing of the Acquisition.

Accordingly, effective immediately, all references to “Delaware Investments Fund Advisers” and “DIFA” are replaced with “Nomura Investments Fund Advisers” and “NIFA”, respectively.

In addition, effective immediately, the first paragraph under the heading “Management – Sub-Advisers – Delaware Investments Fund Advisers” in the Funds’ Prospectus is hereby replaced in its entirety by the following:

Nomura Investments Fund Advisers. Nomura Investments Fund Advisers (“NIFA”) is the sub-adviser to the Mid Cap Growth Fund and the Large Core Growth Fund. NIFA is a series of Nomura Investment Management Business Trust (“NIMBT”), which is a Delaware statutory trust and SEC registered investment adviser. Nomura Asset Management is part of the Investment Management Division of the Nomura Group, providing integrated public and private market asset management services across equities, fixed income, private credit and multi-asset solutions to intermediary and institutional clients. Nomura Asset Management primarily operates through several distinct investment managers, which includes NIMBT and its NIFA series. NIFA is located at 100 Independence, 610 Market Street, Philadelphia, Pennsylvania 19106.

The changes described above will have no effect on the Funds’ investment objectives or principal investment strategies and there is no change to the management fee rate payable by the Funds as a result of the Acquisition.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

PM9210 12/25

PENN SERIES FUNDS, INC.

Supplement dated December 1, 2025

to the Statement of Additional Information (“SAI”)

dated May 1, 2025, as supplemented

This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.

Mid Cap Growth Fund and Large Core Growth Fund

Macquarie Management Holdings Inc. (“MMHI”) and its subsidiaries have been acquired by Nomura Holding America Inc. (“Nomura”) (the “Acquisition”). As a result, Delaware Investments Fund Advisers (“DIFA”), a direct wholly-owned subsidiary of MMHI and the investment sub-adviser to the Mid Cap Growth Fund and Large Core Growth Fund (each a “Fund”, and together, the “Funds”), became a direct, wholly-owned subsidiary of Nomura. In addition, DIFA has been renamed Nomura Investments Fund Advisers (“NIFA”).

Pursuant to the Investment Company Act of 1940, the Investment Sub-Advisory Agreement between Penn Mutual Asset Management, LLC (“PMAM”) and DIFA, with respect to the Funds, automatically terminated upon the closing of the Acquisition. In anticipation of the Acquisition, each Fund’s Board of Directors approved a new Investment Sub-Advisory Agreement between PMAM and NIFA at a meeting held on September 17, 2025, to become effective upon the closing date of the Acquisition. The terms of the new Investment Sub-Advisory Agreement are substantially the same as the existing Investment Sub-Advisory Agreement with DIFA, including the same sub-advisory fee rate payable by PMAM to NIFA, provided that changes were made to reflect the new effective date of the Agreement and the new term. Effective upon the closing of the Acquisition, NIFA serves as the investment sub-adviser to the Funds pursuant to the new Investment Sub-Advisory Agreement between PMAM and NIFA. No material changes are anticipated with respect to the delivery of sub-advisory services, and the portfolio management team has not changed as a result of the closing of the Acquisition.

Accordingly, effective immediately, all references to “Delaware Investments Fund Advisers” and “DIFA” are replaced with “Nomura Investments Fund Advisers” and “NIFA”, respectively. Additionally, all references to “Macquarie Asset Management” and “MAM” are replaced with “Nomura Asset Management” and “Nomura”, respectively.

The changes described above will have no effect on the Funds’ investment objectives or principal investment strategies and there is no change to the management fee rate payable by the Funds as a result of the Acquisition.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

PM9211 12/25